Share capital	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Share capital
10.	Share capital:

Common shares:

In March 2017, the Company entered into an equity distribution agreement with sales agents under which the Company may, from time to time, issue Class A common shares in one or more at-the-market (“ATM”) offerings up to an aggregate of $75,000,000 in gross sales proceeds. During the three months ended September 30, 2017, the Company issued 2,450,000  Class A common shares under the ATM offerings for gross proceeds of $16,370,000 and during the nine months ended September 30, 2017, the Company issued 11,800,000 Class A common shares under the ATM offerings for gross proceeds of $74,953,000. The ATM offering during the three months ended September 30, 2017 completed the authorized issuances under the equity distribution agreement.

Preferred shares:

At September 30, 2017, the Company had the following preferred shares outstanding:

			Liquidation preference
	Shares		September 30,	December 31,
Series	Authorized	Issued	2017	2016
A	315,000	—	$—	$—
B	260,000	—	—	—
C	40,000,000	—	—	—
D	20,000,000	4,981,029	124,526	124,526
E	15,000,000	5,370,600	134,265	134,265
F	20,000,000	5,600,000	140,000	140,000
G	15,000,000	7,800,000	195,000	195,000
H	15,000,000	9,000,000	225,000	225,000
R	1,000,000	—	—	—

In June 2017, the Company entered into a preferred share repurchase plan for up to $10,000,000 of its Series D, E, G and H preferred shares, which expires in December 2017. The Company did not make any repurchases during the three and nine months ended September 30, 2017.